Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of details of provisions
The detail of Provisions in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Provision for pensions and other obligations post-employments	1,656	1,731	2,225
Other long term employee benefits	993	915	880
Provisions for taxes and other legal contingencies	2,989	2,717	2,715
Contingent liabilities and commitments (note 2.o)	713	710	702
Other provisions	2,004	2,334	1,919
Provisions	8,355	8,407	8,441

Schedule of changes in provision
The changes in 'Provisions' in the last three years were as follows:

EUR million
	2025
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	1,731	915	710	5,051	8,407
Incorporation of Group companies, net	(13)	—	—	—	(13)
Additions charged to income	75	437	50	2,299	2,861
Interest expense (note 39)	59	32	—	—	91
Staff costs (note 46)	32	9	—	—	41
Provisions or reversion of provisions	(16)	396	50	2,299	2,729
Addition	6	424	591	4,429	5,450
Release	(22)	(28)	(541)	(2,130)	(2,721)
Other additions arising from insurance contracts linked to pensions	(5)	—	—	—	(5)
Changes in value recognised in equity	220	—	—	—	220
Payments to pensioners and pre-retirees with a charge to internal provisions	(107)	(358)	—	—	(465)
Benefits paid due to settlements	(31)	—	—	—	(31)
Insurance premiums paid	—	—	—	—	—
Payments to external funds	(329)	—	—	—	(329)
Amounts used	—	—	—	(2,252)	(2,252)
Transfer, exchange differences and other changes	115	(1)	(47)	(105)	(38)
Balances at end of year	1,656	993	713	4,993	8,355

EUR million
	2024					2023
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	2,225	880	702	4,634	8,441	2,392	950	734	4,073	8,149
Incorporation of Group companies, net	—	—	—	—	—	(4)	—	—	—	(4)
Additions charged to income	94	368	47	3,106	3,615	92	244	(38)	2,247	2,545
Interest expense (note 39)	76	29	—	—	105	59	34	—	—	93
Staff costs (note 46)	34	11	—	—	45	33	9	—	—	42
Provisions or reversion of provisions	(16)	328	47	3,106	3,465	—	201	(38)	2,247	2,410
Addition	5	335	430	4,429	5,199	3	204	378	3,759	4,344
Release	(21)	(7)	(383)	(1,323)	(1,734)	(3)	(3)	(416)	(1,512)	(1,934)
Other additions arising from insurance contracts linked to pensions	(2)	—	—	—	(2)	—	—	—	—	—
Changes in value recognised in equity	643	—	—	—	643	944	—	—	—	944
Payments to pensioners and pre-retirees with a charge to internal provisions	(153)	(331)	—	—	(484)	(182)	(316)	—	—	(498)
Insurance premiums paid	—	—	—	—	—	—	—	—	—	—
Payments to external funds	(708)	—	—	—	(708)	(750)	—	—	—	(750)
Amounts used	—	—	—	(2,490)	(2,490)	—	—	(1)	(2,087)	(2,088)
Transfer, exchange differences and other changes	(368)	(2)	(39)	(199)	(608)	(267)	2	7	401	143
Balances at end of year	1,731	915	710	5,051	8,407	2,225	880	702	4,634	8,441

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2025	2024	2023
Provisions for post-employment plans - Spanish entities	602	674	770
Provisions for other similar obligations - Spanish entities	927	852	817
Of which pre-retirements	916	839	805
Provisions for post-employment plans - United Kingdom	26	28	76
Provisions for post-employment plans - Other subsidiaries	1,028	1,029	1,379
Provisions for other similar obligations - Other subsidiaries	66	63	63
Provision for pensions and other obligations post -employments and Other long term employee benefits	2,649	2,646	3,105
Of which defined benefits	2,637	2,638	3,097

Schedule of actuarial assumptions used to calculate defined benefit obligations	Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Annual discount rate	3.75%	3.00%	3.35%	3.75%	3.00%	3.35%
Mortality tables	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1	PER2020 M/F Col. Orden 1
Cumulative annual CPI growth	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual salary increase rate	1.25%A	1.25%A	1.25%A	N/A	N/A	N/A
Annual social security pension increase rate	2.12%	2.12%	2.12%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	0%
A.Corresponds to the group’s defined-benefit obligationsSpecifically, the most significant actuarial assumptions used in the calculations were as follows:

	2025	2024	2023
Annual discount rate	5.58%	5.54%	4.63%
Mortality tables	''S4 Light' tables weighted 105% males/101% females and CMI_2024 projection [LTR=1.25%, A=0.25%, H=1] with both Age-Period and Cohort convergence periods equal to core values except increased to 20 years for ages 80 to 100 and then tapering down to nil by age 120	The S3 Middle tables weighted at 84% of the CMI_2023 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2022 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.
Cumulative annual CPI growth	2.9%	3.11%	3.02%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.78%	3.04%	2.96%

Disclosure of expected rate of return assumptions
The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Expected rate of return on plan assets	3.75%	3.00%	3.35%	3.75%	3.00%	3.35%
Expected rate of return on reimbursement rights	3.75%	3.00%	3.35%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2025 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Present value of the obligations
To current employees	34	49	51	—	—	—
Vested obligations to retired employees	1,610	1,850	1,936	—	—	—
To pre-retirees employees		—	—	919	844	812
Long-service bonuses and other benefits		—	—	11	13	12
	1,644	1,899	1,987	930	857	824
Less - Fair value of plan assets	1,058	1,234	1,235	3	5	7
Provisions - Provisions for pensions	586	665	752	927	852	817
Of which:
Internal provisions for pensions	535	593	677	927	852	817
Net pension assets	(13)	(6)	(14)	—	—	—
Insurance contracts linked to pensions (note 14)	67	81	93	—	—	—
Unrecognised net assets for pensions	(3)	(3)	(4)	—	—	—
The funding status of the defined benefit obligations in 2025 and the two preceding years is as follows:

EUR million
	2025	2024	2023
Present value of the obligations	8,164	8,898	9,451
Less-
Fair value of plan assets	8,740	9,400	10,208
Provisions - Provisions for pensions	(576)	(502)	(757)
Of which:
Internal provisions for pensions	25	28	76
Net assets for pensions	(601)	(530)	(833)
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2025 and the two preceding years is as follows:

EUR million
	2025	Of which business in Brazil	2024	2023
Present value of the obligations	6,886	4,569	6,903	8,485
Less-
Of which: with a charge to the participants	152	152	157	114
Fair value of plan assets	6,284	4,730	6,502	7,787
Provisions - Provisions for pensions	450	(313)	244	584
Of which:
Internal provisions for pensions	1,083	210	1,084	1,434
Net assets for pensions	(170)	(60)	(141)	(154)
Unrecognised net assets for pensions	(463)	(463)	(699)	(696)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Current service cost	5	3	2	1	1	1
Interest cost (net)	27	28	42	27	25	30
Expected return on insurance contracts linked to pensions	(3)	(3)	(4)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	(19)	—	7
Past service cost	—	3	2	—	—	13
Pre-retirement cost	—	—	—	389	303	160
OtherA	(16)	(10)	(1)	—	(4)	(1)
	13	21	41	398	325	210
A.Including reduction/settlement effect
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2025	2024	2023
Current service cost	9	13	14
Interest cost (net)	(31)	(40)	(62)
Provisions or reversal of provisions, net
Cost of services provided	—	—	—
Others	—	—	—
	(22)	(27)	(48)
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2025	2024	2023
Current service cost	26	28	25
Interest cost (net)	68	92	83
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	25	28	23
Past service cost	—	2	1
Pre-retirement cost	3	—	—
Other	(2)	(10)	(3)
	120	140	129

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Present value of the obligations at beginning of year	1,899	1,987	2,076	857	824	903
Incorporation of Group companies, net	—	—	—	—	—	—
Current service cost	5	3	2	1	1	1
Interest cost	67	71	82	27	25	30
Pre-retirement cost	—	—	—	389	303	160
Effect of curtailment/settlement	(9)	(10)	(1)	—	(4)	(1)
Benefits paid	(179)	(203)	(210)	(325)	(292)	(290)
Benefits paid due to settlements	(31)	(2)	—	—	—	—
Past service cost	—	3	2	—	—	13
Actuarial (gains)/losses	(102)	45	37	(19)	—	7
Demographic actuarial (gains)/losses	(14)	—	(2)	(8)	(1)	—
Financial actuarial (gains)/losses	(88)	45	39	(11)	1	7
Exchange differences and other items	(6)	5	(1)	—	—	1
Present value of the obligations at end of year	1,644	1,899	1,987	930	857	824
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2025	2024	2023
Present value of the obligations at beginning of year	8,898	9,451	8,982
Net incorporation of companies into the Group	—	—	(28)
Current service cost	9	13	14
Interest cost	465	438	436
Benefits paid	(469)	(465)	(428)
Benefits paid by settlements	—	—	(9)
Contributions made by employees	3	7	6
Past service cost	—	—	—
Actuarial (gains)/losses	(304)	(965)	281
Demographic actuarial (gains)/losses	(91)	(133)	(59)
Financial actuarial (gains)/losses	(213)	(832)	340
Exchange differences and other items	(438)	419	197
Present value of the obligations at end of year	8,164	8,898	9,451
The changes in the present value of the accrued obligations were as follows:

EUR million
	2025	2024	2023
Present value of the obligations at beginning of year	6,903	8,485	7,578
Incorporation of Group companies, net	(6)	—	(20)
Current service cost	26	28	25
Interest cost	552	578	599
Pre-retirement cost	3	—	—
Effect of curtailment/settlement	(2)	(10)	(2)
Benefits paid	(726)	(1,113)	(730)
Benefits paid due to settlements	(133)	(20)	(2)
Contributions made by employees	4	4	3
Past service cost	—	2	1
Actuarial (gains)/losses	270	(191)	697
Demographic actuarial (gains)/losses	300	(1)	40
Financial actuarial (gains)/losses	(30)	(190)	657
Exchange differences and other items	(5)	(860)	336
Present value of the obligations at end of year	6,886	6,903	8,485

Schedule of changes in fair value of plan assets
The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Fair value of plan assets at beginning of year	1,234	1,235	861	5	7	8
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on plan assets	40	43	40	—	—	—
Gains/(losses) on settlements	7	—	—	—	—	—
Benefits paid	(144)	(124)	(89)	(2)	(2)	(2)
Contributions/(surrenders)	(7)	58	409	—	—	—
Actuarial gains/(losses)	(64)	27	25	—	—	—
Exchange differences and other items	(8)	(5)	(11)	—	—	1
Fair value of plan assets at end of year	1,058	1,234	1,235	3	5	7
The changes in the fair value of the plan assets were as follows:

EUR million
	2025	2024	2023
Fair value of plan assets at beginning of year	9,400	10,208	10,152
Net incorporation of companies into the Group	—	—	(41)
Expected return on plan assets	496	478	498
Benefits paid	(469)	(465)	(434)
Contributions	203	182	225
Actuarial gains/(losses)	(421)	(1,440)	(406)
Exchange differences and other items	(469)	437	214
Fair value of plan assets at end of year	8,740	9,400	10,208
The changes in the fair value of the plan assets were as follows:

EUR million
	2025	2024	2023
Fair value of plan assets at beginning of year	6,502	7,787	7,321
Incorporation of Group companies, net	—	—	(16)
Expected return on plan assets	556	551	588
Benefits paid	(752)	(1,022)	(644)
Contributions	134	477	124
Actuarial gains/(losses)	(201)	(304)	110
Settlements gains/(losses)	(1)	—	—
Exchange differences and other items	46	(987)	304
Fair value of plan assets at end of year	6,284	6,502	7,787

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2025	2024	2023	2025	2024	2023
Fair value of insurance contracts linked to pensions at beginning of year	81	93	104	—	—	—
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	3	3	4	—	—	—
Benefits paid	(12)	(13)	(15)	—	—	—
Paid premiums	—	—	—	—	—	—
Actuarial gains/(losses)	(5)	(2)	—	—	—	—
Fair value of insurance contracts linked to pensions at end of year	67	81	93	—	—	—

Schedule of maturity of estimated benefits payments
The following table shows the estimated benefits payable at 31 December 2025 for the next ten years:

EUR million
2026	461
2027	391
2028	331
2029	274
2030	223
2031 to 2035	672
The following table shows the estimated benefits payable at 31 December 2025 for the next ten years:

EUR million
2026	576
2027	485
2028	503
2029	527
2030	545
2031 to 2035	2,801
The following table shows the estimated benefits payable at 31 December 2025 for the next ten years:

EUR million
2026	746
2027	736
2028	740
2029	744
2030	747
2031 to 2035	3,790

Schedule of main categories of plan assets
The main categories of plan assets as a percentage of total plan assets are as follows:

	2025	2024	2023
Equity instruments	—	—	—
Debt instruments	67%	66%	62%
Properties	11%	14%	12%
Other	22%	20%	26%
The main categories of plan assets as a percentage of total plan assets are as follows:

	2025	2024	2023
Equity instruments	14%	13%	11%
Debt instruments	79%	79%	83%
Properties	1%	1%	1%
Other	6%	7%	5%

Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2025	2024	2023
Recognised by Spanish companies	2,033	1,924	1,921
Recognised by other EU companies	310	694	433
Recognised by other companies	2,650	2,433	2,280
Of which:
Brazil	1,530	1,445	1,618
United Kingdom A	736	654	373
	4,993	5,051	4,634
A.Of which GBP 461 million (EUR 528.1 million) correspond to the Financial Conduct Authority (FCA) review of the Vehicle Finance Market as detailed in note 25.e.ii.
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2025	2024	2023
Provisions for taxes	720	727	745
Provisions for employment-related proceedings (Brazil)	594	458	611
Provisions for other legal proceedings	1,675	1,532	1,359
Provision for customer remediation	826	1,001	454
Provision for restructuring	279	589	596
Other	899	744	869
	4,993	5,051	4,634